Shareholder Report, Average Annual Return (Details) 195034_Optimized Equity Income ETF_TF_TSR Annual {TF}	6 Months Ended	12 Months Ended
	Apr. 30, 2026	Apr. 30, 2026
Optimized Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Optimized Equity Income ETF NAV
Average Annual Return, Percent	7.24%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	7.70%